Accounts Receivable	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of June 30, 2020 and 2019:

	2020	2019
Accounts receivable, gross	$1,774,792	$1,065,607
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,774,792	$1,065,607

The Group recorded no allowance for doubtful accounts as of June 30, 2020 and 2019. The Group gives its customers credit period of 30 days and continually assesses the recoverability of uncollected accounts receivable. As of June 30, 2020 and 2019, the balances of the Group’s accounts receivable were all due within 1 month. Management believes the balances of accounts receivable will be collected in full.